******************************* FORM N-PX REPORT *******************************

ICA File Number: 811-22668
Reporting Period: 07/01/2014 - 06/30/2015
ETF Series Solutions
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   0001540305

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Paul Fearday
ETF Series Solutions
615 E. Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

Registrant's telephone number, including area code:  (414) 765-5569

Date of reporting period: July 1, 2014 to June 30, 2015


======================= Vident Core US Bond Strategy ETF =======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.





SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ETF Series Solutions


By (Signature and Title) /s/ Paul Fearday
                         Paul Fearday
                         Principal Executive Officer


Date   8/27/2015
========== END NPX REPORT